Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Plan Termination [Line Items]
Plan Termination	PLAN TERMINATION

Although it has not expressed any intent to do so, TRV has the right under the Plan to terminate the Plan subject to the provisions of ERISA.  Upon such termination, the Plan administrator may direct the Plan trustee to distribute participant account balances.  Upon termination of the Plan, participant account balances would vest in full.